Note 22 - Non-current Allowances and Provisions - Deducted From Non-current Receivables (Details) - Non-current allowance for receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Values at the beginning of the year	$ (913)	$ (1,112)
Translation differences	106	199
Used	166
Values at the end of the year	$ (641)	$ (913)